Commitments And Contingencies (Schedule Of Purchase Obligations) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Commitments And Contingencies [Abstract]
2015	$ 944
2016	963
2017	982
2018	1,002
2019	1,022
Thereafter	$ 9,886